Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue and other income:
Revenue	₩ 17,520,013	₩ 17,091,816	₩ 17,136,734
Other income	31,997	66,548	30,935
Operating revenue and other income	17,552,010	17,158,364	17,167,669
Operating expenses:
Labor	1,966,156	1,869,763	1,893,745
Commissions	5,486,263	5,376,726	5,206,951
Depreciation and amortization	3,097,466	2,941,886	2,845,295
Network interconnection	875,045	954,267	957,605
Leased line	342,240	394,412	389,819
Advertising	522,753	438,453	405,005
Rent	520,244	517,305	493,586
Cost of products that have been resold	1,886,524	1,838,368	1,955,861
Others	1,630,747	1,523,766	1,524,377
Operating expenses	16,327,438	15,854,946	15,672,244
Operating profit	1,224,572	1,303,418	1,495,425
Finance income	366,561	575,050	103,900
Finance costs	(433,616)	(326,830)	(350,100)
Gain relating to investments in subsidiaries, associates and joint ventures, net	2,245,732	544,501	786,140
Profit before income tax	3,403,249	2,096,139	2,035,365
Income tax expense	745,654	436,038	519,480
Profit for the year	2,657,595	1,660,101	1,515,885
Attributable to:
Owners of the Parent Company	2,599,829	1,675,967	1,518,604
Non-controlling interests	₩ 57,766	₩ (15,866)	₩ (2,719)
Earnings per share:
Basic and diluted earnings per share (in won)	₩ 36,582	₩ 23,497	₩ 20,988